Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
11.
INTANGIBLE ASSETS

The intangible assets are mainly the Company’s computer software and licenses. As of December 31, 2021, and December 31, 2022, the carrying amounts of those intangible assets were $9,956 and $5,836, respectively.